RELATED PARTIES BALANCE AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTIES BALANCE AND TRANSACTIONS
RELATED PARTIES BALANCE AND TRANSACTIONS

NOTE 9 – RELATED PARTIES BALANCE AND TRANSACTIONS

Related parties with whom the Company had transactions are:

Related Parties	Relationship
Maderic Holding Limited	Shareholder of IEC
HFO Investment Group Limited	Shareholder of IEC
Coalville Holdings Limited	Controlled by Dr. Wirawan Jusuf
Mr. Ignatius Indiarto	Commissioner of GWN, subsidiary of IEC
Mr. Mirza F. Said	Chief Business Development Officer of IEC

The related party transactions during the years ended December 31, 2019 and 2018 are as follows:

	Years Ended December 31,
	2019	2018	2017
Repayment from a related party
Coalville Holdings Limited	$—	$160,100	$—
Repayment from a related party	$—	$160,100	$—

Loan from a related party
Maderic Holding Limited	$3,800,000	$4,500,000	$—
Repayment to related parties
Maderic Holding Limited	(3,800,000)	(2,140,000)	(293)
HFO Investment Group Limited	—	—	(293)
Loan from (Repayment to) related parties	$—	$2,360,000	$(586)

Shareholder debts converted to capital contribution
Maderic Holding Limited	$—	$21,150,000	$—
HFO Investment Group Limited	—	3,150,000	—
Total shareholder debts converted to capital contribution	$—	$24,300,000	$—

NCI subscription receivables transferred to the Company
Mr. Ignatius Indiarto (HNE)	$—	$7,750	$—
Mr. Mirza F. Said (HNE)	—	7,455	—
Mr. Mirza F. Said (CNE)	—	7,750	—
Total NCI subscription receivables transferred to the Company	$—	$22,955	$—